Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.4%
Aerospace/Defense - 2.8%
Boeing Co.	882	$171,276
General Dynamics Corp.	1,342	196,844
Howmet Aerospace, Inc.	7,684	188,873
L3Harris Technologies, Inc.	1,073	184,030
Lockheed Martin Corp.	561	180,541
Northrop Grumman Corp.	675	193,462
Raytheon Technologies Corp.	2,786	185,910
Teledyne Technologies, Inc. (a)	523	186,716
TransDigm Group, Inc. (a)	337	186,455
		1,674,107
Airlines - 1.6%
Alaska Air Group, Inc.	4,071	198,787
American Airlines Group, Inc.	11,911	204,512
Delta Air Lines, Inc.	4,865	184,675
Southwest Airlines Co.	4,426	194,479
United Airlines Holdings, Inc. (a)	4,199	167,918
		950,371
Apparel - 2.8%
Hanesbrands, Inc.	17,193	262,881
NIKE, Inc. - Class B	1,746	233,248
PVH Corp.	2,544	216,901
Ralph Lauren Corp. - Class A	2,368	239,286
Tapestry, Inc.	8,183	258,747
Under Armour, Inc. - Class A (a)	7,329	128,258
Under Armour, Inc. - Class C (a)	7,560	113,173
VF Corp.	2,769	212,853
		1,665,347
Auto Manufacturers - 2.2%
Cummins, Inc.	928	217,542
Ford Motor Co.	26,609	280,193
General Motors Co.	5,725	290,143
PACCAR, Inc.	2,376	216,738
Tesla Motors, Inc. (a)	389	308,683
		1,313,299
Auto Parts & Equipment - 0.9%
Aptiv PLC - ADR	1,963	262,257
BorgWarner, Inc.	6,571	275,916
		538,173
Biotechnology - 0.9%
Corteva, Inc.	13,688	545,604
Building Materials - 3.3%
Carrier Global Corp.	5,464	210,364
Fortune Brands Home & Security, Inc.	2,440	210,450
Johnson Controls International PLC - ADR	4,458	222,097
Martin Marietta Materials, Inc.	1,966	565,048
Masco Corp.	3,736	202,902
Vulcan Materials Co.	3,783	564,197
		1,975,058
Chemicals - 13.4%
Air Products & Chemicals, Inc.	1,967	524,717
Albemarle Corp.	3,789	616,319
Celanese Corp. - Class A	4,011	489,944
CF Industries Holdings, Inc.	13,347	552,299
Dow, Inc.	9,731	505,039
DuPont de Nemours, Inc.	7,913	628,688
Eastman Chemical Co.	5,126	504,142
Ecolab, Inc.	2,375	485,711
FMC Corp.	4,512	488,604
International Flavors & Fragrances, Inc.	4,737	532,344
Linde PLC - ADR	2,104	516,322
LyondellBasell Industries NV - Class A - ADR	5,937	509,157
Mosaic Co.	23,638	613,642
PPG Industries, Inc.	3,676	495,194
Sherwin-Williams Co.	731	505,706
		7,967,828
Commercial Services - 4.7%
Automatic Data Processing, Inc.	1,172	193,521
Cintas Corp.	581	184,828
Equifax, Inc.	1,079	191,102
FleetCor Technologies, Inc. (a)	743	180,363
Gartner, Inc. (a)	1,314	199,610
Global Payments, Inc.	1,059	186,935
IHS Markit Ltd. - ADR	2,273	197,933
Nielsen Holdings PLC - ADR	10,632	237,412
PayPal Holdings, Inc. (a)	951	222,829
Quanta Services, Inc.	2,818	198,584
Robert Half International, Inc.	3,163	213,502
Rollins, Inc.	5,537	199,443
United Rentals, Inc. (a)	843	204,857
Verisk Analytics, Inc.	1,046	191,941
		2,802,860
Computers - 4.3%
Accenture PLC - Class A - ADR	827	200,068
Apple, Inc.	1,662	219,318
Cognizant Technology Solutions Corp. - Class A	2,592	202,046
DXC Technology Co.	8,502	239,756
Fortinet, Inc. (a)	1,585	229,429
Hewlett Packard Enterprise Co.	16,970	209,410
HP, Inc.	8,804	214,289
International Business Machines Corp.	1,637	194,983
Leidos Holdings, Inc.	1,929	204,590
NetApp, Inc.	3,291	218,654
Seagate Technology PLC - ADR	3,141	207,683
Western Digital Corp.	3,982	224,704
		2,564,930
Distribution/Wholesale - 1.8%
Copart, Inc. (a)	1,735	190,416
Fastenal Co.	4,126	188,105
LKQ Corp. (a)	6,547	229,734
Pool Corp.	710	251,468
W.W. Grainger, Inc.	503	183,288
		1,043,011
Diversified Financial Services - 1.0%
MasterCard, Inc. - Class A	621	196,416
Visa, Inc. - Class A	986	190,545
Western Union Co.	9,194	204,750
		591,711
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	1,715	194,241
Emerson Electric Co.	2,463	195,439
		389,680
Electronics - 3.5%
Allegion PLC - ADR	1,853	198,289
Amphenol Corp. - Class A	1,552	193,814
Flir Systems, Inc.	4,861	253,015
Fortive Corp.	2,962	195,729
Garmin Ltd. - ADR	2,018	231,787
Honeywell International, Inc.	945	184,625
Keysight Technologies, Inc. (a)	1,611	228,101
Roper Technologies, Inc.	482	189,383
TE Connectivity Ltd.	1,723	207,449
Vontier Corp. (a)	6,525	211,606
		2,093,798
Engineering & Construction - 0.3%
Jacobs Engineering Group, Inc.	1,869	188,694
Environmental Control - 1.0%
Pentair PLC - ADR	3,946	214,899
Republic Services, Inc.	2,138	193,532
Waste Management, Inc.	1,759	195,812
		604,243
Forest Products & Paper - 0.9%
International Paper Co.	10,805	543,599
Hand/Machine Tools - 0.7%
Snap-On, Inc.	1,123	202,129
Stanley Black & Decker, Inc.	1,159	201,075
		403,204
Home Builders - 1.8%
DR Horton, Inc.	3,433	263,654
Lennar Corp. - Class A	3,298	274,229
NVR, Inc. (a)	59	262,342
PulteGroup, Inc.	5,667	246,515
		1,046,740
Home Furnishings - 0.8%
Leggett & Platt, Inc.	5,830	239,030
Whirlpool Corp.	1,305	241,542
		480,572
Household Products/Wares - 0.9%
Avery Dennison Corp.	3,503	528,498
Housewares - 0.5%
Newell Brands, Inc.	11,702	281,082
Internet - 3.6%
Amazon.com, Inc. (a)	77	246,878
Booking Holdings, Inc. (a)	115	223,598
CDW Corp.	1,556	204,863
eBay, Inc.	4,885	276,051
Etsy, Inc. (a)	1,412	281,115
Expedia Group, Inc.	1,951	242,119
F5 Networks, Inc. (a)	1,180	231,221
NortonLifeLock, Inc.	10,387	218,854
VeriSign, Inc. (a)	969	188,054
		2,112,753
Iron/Steel - 0.8%
Nucor Corp.	9,277	452,068
Leisure Time - 1.0%
Carnival Corp. - ADR	11,258	210,187
Norwegian Cruise Line Holdings Ltd. - ADR (a)	9,054	205,073
Royal Caribbean Cruises Ltd. - ADR	3,139	204,035
		619,295
Lodging - 1.8%
Hilton Worldwide Holdings, Inc.	2,291	232,284
Las Vegas Sands Corp.	4,229	203,373
Marriott International, Inc. - Class A	1,868	217,267
MGM Resorts International	7,953	227,138
Wynn Resorts Ltd.	2,162	215,184
		1,095,246
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	1,132	206,975
Machinery-Diversified - 3.1%
Deere & Co.	793	229,018
Dover Corp.	1,673	194,888
Flowserve Corp.	5,475	194,691
IDEX Corp.	1,052	195,872
Ingersoll Rand, Inc. (a)	4,582	191,711
Otis Worldwide Corp.	3,186	205,975
Rockwell Automation, Inc.	822	204,292
Wabtec Corp.	2,713	201,332
Xylem, Inc.	2,062	199,168
		1,816,947
Mining - 1.9%
Freeport-McMoRan, Inc.	21,351	574,556
Newmont Goldcorp Corp.	8,932	532,347
		1,106,903
Miscellaneous Manufacturing - 2.7%
3M Co.	1,166	204,819
A O Smith Corp.	3,603	195,643
Eaton Corp. PLC - ADR	1,757	206,799
General Electric Co.	18,197	194,344
Illinois Tool Works, Inc.	997	193,627
Parker-Hannifin Corp.	739	195,547
Textron, Inc.	4,264	192,989
Trane Technologies PLC - ADR	1,451	208,001
		1,591,769
Office/Business Equipment - 0.7%
Xerox Holdings Corp.	8,940	188,008
Zebra Technologies Corp. - Class A (a)	539	209,041
		397,049
Packaging & Containers - 4.2%
Amcor PLC - ADR	45,932	502,496
Ball Corp.	5,675	499,513
Packaging Corp. of America	3,876	521,167
Sealed Air Corp.	11,736	496,081
WestRock Co.	12,071	500,102
		2,519,359
Retail - 9.4%
Advance Auto Parts, Inc.	1,522	226,991
AutoZone, Inc. (a)	207	231,503
Best Buy Co., Inc.	2,385	259,536
CarMax, Inc. (a)	2,555	300,928
Chipotle Mexican Grill, Inc. (a)	184	272,320
Darden Restaurants, Inc.	2,129	248,859
Dollar General Corp.	1,161	225,942
Dollar Tree, Inc. (a)	2,252	228,938
Domino's Pizza, Inc.	626	232,096
Gap, Inc. (a)	11,511	233,098
Genuine Parts Co.	2,473	232,165
Home Depot, Inc.	906	245,363
L Brands, Inc.	6,070	247,413
Lowe's Cos., Inc.	1,521	253,779
McDonald's Corp.	1,155	240,055
O'Reilly Automotive, Inc. (a)	536	228,052
Ross Stores, Inc.	2,126	236,603
Starbucks Corp.	2,330	225,567
Target Corp.	1,397	253,095
TJX Cos., Inc.	3,633	232,657
Tractor Supply Co.	1,730	245,210
Ulta Salon Cosmetics & Fragrance, Inc. (a)	904	252,903
Yum! Brands, Inc.	2,264	229,773
		5,582,846
Semiconductors - 6.5%
Advanced Micro Devices, Inc. (a)	2,220	190,121
Analog Devices, Inc.	1,441	212,303
Applied Materials, Inc.	2,304	222,751
Broadcom, Inc.	501	225,701
Intel Corp.	4,091	227,091
IPG Photonics Corp. (a)	973	217,397
KLA Corp.	789	220,975
Lam Research Corp.	413	199,871
Maxim Integrated Products, Inc.	2,416	211,907
Microchip Technology, Inc.	1,447	196,951
Micron Technology, Inc. (a)	2,884	225,731
NVIDIA Corp.	391	203,160
Qorvo, Inc. (a)	1,333	227,783
QUALCOMM, Inc.	1,410	220,355
Skyworks Solutions, Inc.	1,461	247,274
Teradyne, Inc.	1,763	200,065
Texas Instruments, Inc.	1,267	209,929
Xilinx, Inc.	1,415	184,757
		3,844,122
Shipbuilding - 0.3%
Huntington Ingalls Industries, Inc.	1,143	179,828
Software - 6.4%
Adobe Systems, Inc. (a)	427	195,895
Akamai Technologies, Inc. (a)	1,965	218,174
ANSYS, Inc. (a)	606	214,748
Autodesk, Inc. (a)	727	201,692
Broadridge Financial Solutions, Inc.	1,378	194,725
Cadence Design System, Inc. (a)	1,717	223,880
Citrix Systems, Inc.	1,556	207,430
Fidelity National Information Services, Inc.	1,376	169,881
Fiserv, Inc. (a)	1,772	181,967
Intuit, Inc.	558	201,566
Jack Henry & Associates, Inc.	1,306	189,096
Microsoft Corp.	954	221,290
Oracle Corp.	3,357	202,864
Paychex, Inc.	2,216	193,501
Paycom Software, Inc. (a)	479	181,895
Salesforce.com, Inc. (a)	915	206,387
ServiceNow, Inc. (a)	378	205,314
Synopsys, Inc. (a)	860	219,687
Tyler Technologies, Inc. (a)	451	190,678
		3,820,670
Telecommunications - 1.8%
Arista Networks, Inc. (a)	733	225,442
Cisco Systems, Inc.	4,590	204,622
Corning, Inc.	5,709	204,782
Juniper Networks, Inc.	9,283	226,691
Motorola Solutions, Inc.	1,208	202,400
		1,063,937
Textiles - 0.4%
Mohawk Industries, Inc. (a)	1,780	255,608
Toys/Games/Hobbies - 0.4%
Hasbro, Inc.	2,696	252,939
Transportation - 3.3%
CH Robinson Worldwide, Inc.	2,179	186,435
CSX Corp.	2,246	192,606
Expeditors International of Washington, Inc.	2,244	200,883
FedEx Corp.	701	164,973
JB Hunt Trasport Services, Inc.	1,462	196,873
Kansas City Southern	1,033	209,358
Norfolk Southern Corp.	863	204,203
Old Dominion Freight Line, Inc.	1,011	196,134
Union Pacific Corp.	1,000	197,470
United Parcel Service, Inc. - Class B	1,205	186,775
		1,935,710
TOTAL COMMON STOCKS (Cost $51,495,368)		59,046,433
	Principal Amount
SHORT-TERM INVESTMENTS - 0.6%
Money Market Deposit Accounts - 0.6%
U.S. Bank Money Market Deposit Account, 0.005% (b)	$333,820	333,820
TOTAL SHORT-TERM INVESTMENTS (Cost $333,820)		333,820

Total Investments (Cost $51,829,188) - 100.0%		59,380,253
Liabilities in Excess of Other Assets - 0.0% (c)		(12,489)
TOTAL NET ASSETS - 100.0%		$59,367,764

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2021.
(c)	Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 59,046,433	$ -	$ -	$ -	$ 59,046,433
Short-Term Investments	333,820	-	-	-	333,820
Total Investments in Securities	$ 59,380,253	$ -	$ -	$ -	$ 59,380,253
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.